Annual Fund Operating Expenses - VictoryShares International Multi-Factor Minimum Volatility ETF - VictoryShares International Multi-Factor Minimum Volatility ETF	Nov. 01, 2020
Operating Expenses:
Management Fees	0.40%
Other Expenses	1.04%	[1]
Total Annual Fund Operating Expenses	1.44%
Fee Waivers/Expense Reimbursements	(0.99%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45%	[2]

[1]	Estimated for the current fiscal year.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2021so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.45%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.